Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Classified and Unclassified Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 373,556	$ 396,049
1-4 Family [Member] | Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	738
1-4 Family [Member] | Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,493	6,987
1-4 Family [Member] | Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	207	322
1-4 Family [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
1-4 Family [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,700	8,047
1-4 Family [Member] | Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	67,141	68,420
1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	69,841	76,467
Residential Developments [Member] | Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	323	0
Residential Developments [Member] | Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	9,960	19,229
Residential Developments [Member] | Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Residential Developments [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Residential Developments [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	10,283	19,229
Residential Developments [Member] | Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	9,677	13,755
Residential Developments [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	19,960	32,984
Commercial Real Estate Other [Member] | Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	7,376	5,337
Commercial Real Estate Other [Member] | Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	8,792	13,092
Commercial Real Estate Other [Member] | Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Commercial Real Estate Other [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Commercial Real Estate Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	16,168	18,429
Commercial Real Estate Other [Member] | Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	155,540	143,037
Commercial Real Estate Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	171,708	161,466
Consumer [Member] | Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Consumer [Member] | Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	489	524
Consumer [Member] | Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	55	152
Consumer [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	261	240
Consumer [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	805	916
Consumer [Member] | Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	54,120	52,507
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	54,925	53,423
Construction Industry [Member] | Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Construction Industry [Member] | Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	439	401
Construction Industry [Member] | Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Construction Industry [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Construction Industry [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	439	401
Construction Industry [Member] | Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	6,682	5,933
Construction Industry [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	7,121	6,334
Commercial Business Other [Member] | Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	4,255	1,419
Commercial Business Other [Member] | Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,156	6,433
Commercial Business Other [Member] | Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Commercial Business Other [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Commercial Business Other [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	5,411	7,852
Commercial Business Other [Member] | Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	44,590	57,523
Commercial Business Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	50,001	65,375
Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	11,954	7,494
Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	23,329	46,666
Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	262	474
Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	261	240
Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	35,806	54,874
Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 337,750	$ 341,175